Approval of the annual report	12 Months Ended
Dec. 31, 2021
Approval of the annual report
Approval of the annual report	Note 37 - Approval of the annual report The Annual Report has been approved by the Board of Directors and Executive Management and author-ized for issue on March 10, 2022.